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                                                            [METLIFE LETTERHEAD]

METLIFE INSURANCE COMPANY OF CONNECTICUT
ONE CITYPLACE
185 ASYLUM STREET, 3CP
HARTFORD, CT 06103-3408

December 11, 2007

VIA EDGAR TRANSMISSION

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re: MetLife Insurance Company of Connecticut
    MetLife Life and Annuity Company of Connecticut
       Variable Annuity Separate Account 2002
    File No. 333-147907; 811-21221
    (Vintage Access Annuity, Portfolio Architect Access Annuity
    Scudder Advocate Advisor Annuity and Scudder Advocate
    Advisor-ST1 Variable Annuity)
    Rule 497(j) Certification

Commissioners:

On behalf of MetLife Insurance Company of Connecticut (the "Company") and MetLife Life and Annuity Company of Connecticut Variable Annuity Separate Account 2002 (the "Account"), I hereby certify, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, that the forms of Prospectuses, Prospectus Supplements and Statement of Additional Information ("SAI"), being used for certain variable annuity contracts offered by the Company through the Account and otherwise required to be filed under paragraph (c) of Rule 497 do not differ from the Prospectuses, Prospectus Supplements and SAI contained in Amendment No. 18 for the Account filed electronically with the Commission on December 7, 2007.

If you have any questions, please contact me at (617) 578-2734.

Sincerely,


/s/ John Towers
John Towers
Counsel
Metropolitan Life Insurance Company